Long-term debt	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Long-term debt
15. Long-term debt:

	December 31,
	2023	2022
Term loan facilities, net of debt issuance costs (a)	$42,879	$41,934
Other bank financing (b)	531	512
Capital lease obligations (c)	1,655	1,416
Balance, end of year	45,065	43,862
Less: current portion	14,108	11,698
Long-term portion	$30,957	$32,164

(a)     On December 13, 2021, the credit facility and non-revolving term facility with Export Development Canada ("EDC") were refinanced into one $20,000 term loan. The refinanced term loan provides an extension of the maturity to September 15, 2026, an interest rate of U.S. Prime Rate plus 2.01% per annum and both principal and interest repayments are quarterly. The Company incurred costs of $300 related to this amendment, which are being amortized over the remainder of the loan term from the debt modification date using the effective interest rate method. As at December 31, 2023, the amount outstanding for this loan was $10,763 net of transaction costs (December 31, 2022 - $14,683). The loan is secured by share pledges over Westport Fuel Systems Canada Inc., Fuel Systems Solutions, Inc., Westport Luxembourg S.a.r.l and by certain of the Company's property, plant and equipment.

On October 9, 2018 and November 28, 2019, the Company entered into Euro denominated loan agreements with UniCredit S.p.A. ("UniCredit"). On April 29, 2021, the Company and UniCredit amended the terms of these Euro denominated loan agreements to combine the facilities into one $8,803 loan facility. This loan matures on March 31, 2027, bears interest at an annual rate of 1.65%, and interest is paid quarterly. As at December 31, 2023, the amount outstanding for this loan was $6,793 (December 31, 2022 - $8,044).

On May 20, 2020, the Company entered into a Euro denominated loan agreement with UniCredit. The effective interest rate of this loan is 1.70% with a maturity date of May 31, 2025. As at December 31, 2023, the amount outstanding for this loan was $1,693 (December 31, 2022 - $2,699). There is no security on the loan as it was made as part of the Italian government's COVID-19 Decreto Liquidità to help Italian companies to secure liquidity to continue operating while mitigating some of the impact of COVID-19.

On July 17, 2020, the Company entered into a Euro denominated loan agreement with UniCredit. The effective interest rate of this loan is 1.75% with a maturity date of July 31, 2026. As at December 31, 2023, the amount outstanding for this loan was $8,313 (December 31, 2022 - $11,273). There is no security on the loan as it was made as part of the Italian government’s COVID-19 Decreto Liquidità.

On August 11, 2020, the Company entered into a Euro denominated loan agreement with Deutsche Bank. The effective interest rate of this loan is 1.7% with a maturity date of August 31, 2026. As at December 31, 2023, the amount outstanding for this loan was $3,867 (December 31, 2022 - $5,235). There is no security on the loan as it was made as part of the Italian government’s COVID-19 Decreto Liquidità.

On November 28, 2023, the Company entered into a Euro denominated loan agreement with Banca de Credito Cooperativo. The loan matures on December 31, 2028, bears interest at the 3-month Euribor rate plus 1.75% and both interest and principle repayments are quarterly. As at December 31, 2023, the amount outstanding for this loan was $2,192 (December 31, 2022 - nil). There is no security on the loan as it was made as part of the Italian government's guarantee program administered by the Servizi Assicurativi del Commercio Estero ("SACE").
15. Long-term debt (continued):

On November 29, 2023, the Company entered into a Euro denominated loan agreement with Deutsche Bank. The loan matures on September 30, 2029, bears interest at the 3-month Euribor rate plus 1.90% and both interest and principle repayments are quarterly. As at December 31, 2023, the amount outstanding for this loan was $7,710 (December 31, 2022 - nil). There is no security on the loan as it was made as part of the Italian government's SACE guarantee program.

On December 4, 2023, the Company entered into a Euro denominated loan agreement with Rabobank. The loan matures on December 31, 2028, bears interest at an annual rate of 4.70% and repayments are monthly. As at December 31, 2023, the amount outstanding for this loan was $1,548 (December 31, 2022 - nil). The loan is secured by certain property owned by the Company.

The Company has entered into interest rate swaps with Unicredit and Deutsche Bank, which are directly associated with its Unicredit (2020 and 2021) and Deutsche Bank (2020) term loans. These interest rate swaps serve as a hedging mechanism against potential fluctuations in future interest rates, ensuring stability in loan repayments. As of December 31, 2023, the Unicredit interest rate swaps have maturity dates ranging from 2025 to 2027 and a total notional value of $16,731. Additionally, the Deutsche Bank interest rate swap has a maturity date of June 30, 2027, with a notional value of $3,871. The notional value of these interest rate swaps is adjusted concurrently with scheduled principal payments on the corresponding loans. These interest rate swaps have been designated as cash flow hedges and have been structured to be highly effective. As of December 31, 2023, the fair value of the interest rate swaps amounted to $822, which is included in other long-term assets (December 31, 2022 - $1,612).

(b)     Other bank financing consists of an unsecured bank financing arrangement with an interest rate of 0.55% and matures in 2027.

(c)     The Company has capital lease obligations that have terms of two to five years at interest rates ranging from 1.7% to 2.7%.

Throughout the term of certain of these financing arrangements, the Company is required to meet certain financial and non-financial covenants. As of December 31, 2023, the Company is in compliance with all covenants under the financing arrangements.
The principal repayment schedule of long-term debt is as follows as at December 31, 2023:

	Term loan facilities	Other bank financing	Capital lease obligations	Total
2024	$13,396	$133	$579	$14,108
2025	13,670	133	405	14,208
2026	9,733	133	194	10,060
2027	2,793	132	182	3,107
2028 and thereafter	3,287	—	295	3,582
	$42,879	$531	$1,655	$45,065